COLT 2022-2 ABS-15G

Exhibit 99.19

Exception Detail

Run Date - 01/28/2022 10:23:13 AM

UNOFFICAL COPY – This is an unofficial copy that should not be relied on for any purpose.

Evolve Loan ID	Dummy ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXXXXXXXX	4350095225	XXXXXXXXXX	XXXXXXXXXX	5884999	898	XXXXXXXXXX	Compliance	Compliance		Compliance - TRID- Fee Tolerance Violation		XX% tolerance violation of $XX.XX for the increase in the XXXXXXXXX XXX on the X/XX/XXXX XX. Please provide proof of refund, letter of explanation to the borrower and a post XX reflecting total refund. All must be issued within XX days of closing.	Information provided			07/14/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		QM Safe Harbor	1
XXXXXXXXXX	4350095225	XXXXXXXXXX	XXXXXXXXXX	5885000	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			07/14/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	A	A	C	A	A	A		QM Safe Harbor	1
XXXXXXXXXX	4350095269	XXXXXXXXXX	XXXXXXXXXX	6151910	330	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Other		Provide lender approval letter	Documentation has been provided.			09/27/2021			A	1	XXXXXXXXXX	CA	I	13	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	4350095269	XXXXXXXXXX	XXXXXXXXXX	6151930	397	XXXXXXXXXX	Credit	UW Credit		UW Credit - UW - Credit Inquiries not properly addressed		Provide letter to explain credit inquiries	Documentation has been provided.			09/27/2021			A	1	XXXXXXXXXX	CA	I	13	C	A	C	A	A	A	A	A		Non-QM	1
XXXXXXXXXX	4350095211	XXXXXXXXXX	XXXXXXXXXX	6282988	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		No housing payment history due to borrower living rent free with his XXXX for X years.		Allow no housing payment history due to borrower living rent free with his XXXX for X years (both are on the rental lease, however rental payments are made by the borrower's XXXX to the landlord) vs program restriction that borrowers without mortgage or rental history including borrowers living rent free are not eligible but will be considered on an exception basis (XXXX: XXXXXX history documented with a transactional payment history is XXXX since inception XX/XX/XXXX. Compensating factors: XXX is XX%; XXXXXX score XXX; XXX X.XXX%; XXXXXXXX are XX.XX months, borrower is self-employed XXX% owner. No late payments on the credit report and no public records.				11/02/2021	B	2	XXXXXXXXXX	NJ	P	1	C	B	C	B	A	A	C	A		Non-QM	1
XXXXXXXXXX	4350095218	XXXXXXXXXX	XXXXXXXXXX	6285795	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			12/09/2021			A	1	XXXXXXXXXX	TX	P	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	4350095218	XXXXXXXXXX	XXXXXXXXXX	6285796	970	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Missing		Missing XXXXXXX XX issued and received by borrower X days prior to consummation.	Information provided		Reviewer 11/11/2021 06:37 AM; Rec'd initial XX dated XX/XX. Please provide proof it was rec'd by the borrower at least X days prior to closing date of XX/XX. Reviewer 12/03/2021 09:34 AM; Manually input dates are not acceptable. Please provide complete disclosure tracking to see when the borrowers viewed the message or documents	12/09/2021			A	1	XXXXXXXXXX	TX	P	1	C	A	A	A	C	A	A	A		Non-QM	1
XXXXXXXXXX	4350095266	XXXXXXXXXX	XXXXXXXXXX	6304253	350	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW - LTV/CLTV does not meet parameters		Max XXX is XX% to $X,XXX,XXX, loan is XX% and loan amount is $X,XXX,XXX		Exception was granted for XXX and loan amount over guidelines with compensating factors of credit score of XXX, XXXXXXXX are XXX.XX months program only requires XX months, XXX is XX.XXX% and program max is XX%. B-X is XXXX, B-X is XXXXXX XXXXXXXX, no public records and one isolated late over X years old.				11/09/2021	B	2	XXXXXXXXXX	CA	P	13	C	B	C	B	A	A	C	A		Non-QM	1
XXXXXXXXXX	4350095220	XXXXXXXXXX	XXXXXXXXXX	6307296	423	XXXXXXXXXX	Credit	UW Collateral	UW Collateral - UW - Appraisal Correction/Clarification	*XXXXX XXXXXXXXXXX reflects XXXXX XXXX XX when the XXXXXXXXX XXXXXXXX XXXXX XXXX X. Explanation XXXXXXXX	Appraisal update for flood zone XX	Client 11/19/2021 12:01 PM; Good XXXXXXX! I have gone on the XXXX website and printed the XXXX XXX and the additional documents that support that XXXXX XXX XXXXXXXXXX L, XXXXXXXX XXX in XXXXX-XXXX XXXXXX is in XXXXX XXXX XX and the XXXXX XXXXXXXXXXXXX confirms this. Please let me know if this helps clarify what you wish.

 Reviewer 11/22/2021 01:32 PM; explanation from appraiser is needed for the discrepancy on the appraisal

 Client 11/30/2021 03:59 PM; I have uploaded the revised appraisal report with the correct XXXX XXXXX XXXX for the subject property for your review.

 Reviewer 12/03/2021 09:14 AM; cleared XX/XX

																12/01/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	A	A	A	A	C	A		Non-QM	1
XXXXXXXXXX	4350095221	XXXXXXXXXX	XXXXXXXXXX	6302666	898	XXXXXXXXXX	Compliance	Compliance	Compliance - TRID- Fee Tolerance Violation	XX% tolerance violation due to increase in closing fee and addition of courier fee (fees are paid to company on spl and should be bound by XX% tolerance). Need proof of additional $XXX.XX refund along with letter of explanation to borrower and XXXX reflecting a total cure of $XXX.XX. All must be issued within XX days of consummation	Information provided	Client 11/18/2021 02:20 PM; Can you please give me the breakdown of the what you are calculating in the XX% fees. Thank you.

 Client 11/18/2021 02:20 PM; Can you please give me the breakdown of the what you are calculating in the XX% fees. Thank you.

 Reviewer 11/19/2021 08:59 AM; Duplicate escalation

 Reviewer 11/19/2021 09:00 AM; Good XXXXXXX, &#x0D;
I've uploaded our compliance ease testing for you to peek at.  Thanks!

 Client 11/19/2021 12:01 PM; Thank you for uploading it, but I am receiving this error&#x0D;
XXXXXX to load XXX document.

 Reviewer 11/19/2021 12:48 PM; compliance to review

 Reviewer 11/19/2021 12:48 PM; compliance to review

 Reviewer 11/19/2021 12:49 PM; compliance to review

 Reviewer 11/22/2021 01:17 PM; Hello, &#x0D;
I just uploaded another copy.  Try that one. :)

 Client 11/22/2021 02:58 PM; Got it..Thanks

 Reviewer 11/23/2021 12:54 PM; You are welcome!

 Reviewer 11/23/2021 03:03 PM; compliance to review

 Reviewer 11/26/2021 09:02 AM; Tdoc XXXX and refund provided is not for this file. Condition remains open.

 Reviewer 11/29/2021 09:58 AM; Escalated for review

																11/29/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	A	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095221	XXXXXXXXXX	XXXXXXXXXX	6304803	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			11/29/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	A	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095219	XXXXXXXXXX	XXXXXXXXXX	6361840	666	XXXXXXXXXX	Compliance	Sales Contract		Sales Contract - Compliance \ Sales Contract missing		Sales XXXXXXXX in file is for XXX XXXXX XXX, XXXXXX XX. Property address is XXXXXX XX, XXXXXX XX.	Information provided		Reviewer 12/03/2021 12:07 PM; Outstanding.	12/03/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	C	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095219	XXXXXXXXXX	XXXXXXXXXX	6361695	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Provide satisfactory XXX for address discreapncies XXXX in file states address of XXXXXX XX, XXXXXX XX XXXXX, however, the initial XXXX, XXXX XXXXXXXX, initial XX, XXXX XXXXXXXXX all state XXX XXXXX XXX, XXXXXX XX XXXXX.	Information provided		Client 12/02/2021 05:50 PM; I have uploaded the XXX from the XXXXXXX XXXXXXXX along with XXX tax bill to address the discrepancies in the addresses. The XXXXXXX XXXXXXXX also stated they must follow the tax bill. Reviewer 12/03/2021 09:21 AM; compliance to review Reviewer 12/03/2021 10:53 AM; Thank you. Docs will be reviewed within XX hours from upload. Reviewer 12/03/2021 12:07 PM; Outstanding	12/03/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	C	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095219	XXXXXXXXXX	XXXXXXXXXX	6361700	861	XXXXXXXXXX	Compliance	Note		Note - Other:		Closing attorney to verify the legal address for the subject property is XXXXXX XX, XXXXXX XX XXXXX as reflected on the XXXX.	Information provided		Client 12/02/2021 05:53 PM; The XXX and the tax bill have been uploaded from the XXXXXXX XXXXXXXX for review. Also please refer to page X of the appraisal report addressing the address also. Reviewer 12/03/2021 09:22 AM; compliance to review Reviewer 12/03/2021 10:53 AM; Thank you. Docs will be reviewed within XX hours from upload. Reviewer 12/03/2021 12:07 PM; Outstanding.	12/03/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	C	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095219	XXXXXXXXXX	XXXXXXXXXX	6361706	72	XXXXXXXXXX	Compliance	Closing Package		Closing Package -		Provide XXXXXXX XXXXXXXXX from XXXXX XXXXXXX or XXXXXXX XXXXXXXX for XXXXXX XX, XXXXXX, XX XXXXX (address on XXXX) is XXX XXX XXXXX XXX, XXXXXX XX XXXXX (address on application, disclosures and credit docs).	Information provided		Reviewer 12/03/2021 12:07 PM; Outstanding.	12/03/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	C	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095219	XXXXXXXXXX	XXXXXXXXXX	6362102	187	XXXXXXXXXX	Credit	Flood Certificate		Flood Certificate - is missing.		Flood XXXXXXXXXXX in file is for XXX XXXXX XXX, XXXXXX, XX. Subject property is XXXXXX XX, XXXXXX, XX.	Information provided		Client 12/02/2021 05:50 PM; I have uploaded the XXXXX XXXXXXXXXXX for your review. Reviewer 12/03/2021 09:21 AM; compliance to review Reviewer 12/03/2021 10:53 AM; Thank you. Docs will be reviewed within XX hours from upload. Reviewer 12/03/2021 12:07 PM; Document provided with out correction. Deficiency can not be addressed until address verification is provided.	12/03/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	C	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095219	XXXXXXXXXX	XXXXXXXXXX	6362103	201	XXXXXXXXXX	Credit	Hazard Insurance		Hazard Insurance - is missing.		Hazard XXXXXXXXX in file is for XXX XXXXX XXX, XXXXXX, XX. Subject property is XXXXXX XX, XXXXXX, XX.	Information provided		Client 12/02/2021 05:52 PM; I have uploaded the XXX and tax bill from the XXXXXXX XXXXXXXX why they used XXXXXX XX as the subject address on the XXXXXXX XXXXXXXXXXXXX in file. Reviewer 12/03/2021 09:21 AM; compliance to review Reviewer 12/03/2021 10:53 AM; Thank you. Docs will be reviewed within XX hours from upload. Reviewer 12/03/2021 12:07 PM; Document provided with out correction. Deficiency can not be addressed until address verification is provided.	12/03/2021			A	1	XXXXXXXXXX	CA	P	1	C	A	C	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095265	XXXXXXXXXX	XXXXXXXXXX	6317022	1108	XXXXXXXXXX	Valuation	UW Collateral TPR		UW Collateral TPR - UW - Second collateral evaluation is required.		Second collateral evaluation is required for securitization.	Document provided.			11/22/2021			A	1	XXXXXXXXXX	CA	P	13	C	A	A	A	A	A	C	A		Non-QM	1
XXXXXXXXXX	4350095270	XXXXXXXXXX	XXXXXXXXXX	6319524	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Credit XXXXXXXXX XXXXXXX XXX XXXXX is XX%. Current XXX XX.XXX%. Sprout to XXXXXX XXXXXXX to final executed and approved credit exception allowing XXX exceeds tolerance limit XX%		Exception to policy: XXX is XX.XXX% vs program maximum XXX of XX.XXX%. Compensating XXXXXXX: XXX is XX.XXX% XX.XXX% less than program max of XX%, credit score is XXX, XX points greater than program requirement of XXX, reserves are XX.XX months, XX.XX months greater than program requirement of X months, borrower is self-employed XX years, no public records and no late payments since X/XXXX, and borrower has X open mortgage and X closed mortgages on credit report, all rated XXXXX since inception.				11/30/2021	B	2	XXXXXXXXXX	CO	P	13	C	B	C	B	A	A	C	A		Non-QM	1
XXXXXXXXXX	4350095215	XXXXXXXXXX	XXXXXXXXXX	6325531	336	XXXXXXXXXX	Credit	UW Income/Employment		UW Income/Employment - UW - Income Other		XXXX and XXXX XXXX's was not provided for review from XXXXXX XXXXXX XXX for the borrower.	Documents received.			11/17/2021			A	1	XXXXXXXXXX	NC	P	1	C	B	C	B	A	A	C	A		Non-QM	1
XXXXXXXXXX	4350095215	XXXXXXXXXX	XXXXXXXXXX	6329299	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Borrower lives with XXXXXX and pays $XXX cash for rent **XXXXXXXXX without mortgage or rental housing history including borrowers living rent free are not eligible but will be considered on an exception basis		Exception requested: XX/XX/XXXX for borrower lives in a home that her XXXX owns. She pays the yearly taxes on the property and is responsible for maintenance on the property. In addition, some months pays approximately $XXX in cash. Allow documentation in the form of a letter from the borrower's XXXX attesting to this relationship an da property profile showing that he owns the property vs. program requirement that a XXXXXXXXXXXX of XXXX from an institutional third party must be obtained and supported with cancelled checks or monthly XXXX statements and/or a transactional payment history directly from the servicer or their website for the past XX months. Compensating factors: XXXXXX score is XXX, XX points > program requirement of XXX; XXXXXXXX are XX.XX months, X.XX months > program requirement of X months; XXX is XX.XXX%, XX.XXX% < program maximum of XX.XX%; XXXXXXXX is a XXXXXXXXXX for XXXXXX XXXXXX XXX for over X years; XX public records and no late payments on credit report since earliest account inception XX/XXXX. Exception approved with rate increase of .XX%, approved and signed by XXXXXX XXXXXXX; XXX XXXXX XXXXXX XXXXXXX and XXXXXXXXX pricing authorized by: XXXXXXX XXXX, XXX XXXXXXXXX XXXXXXXXX.				11/18/2021	B	2	XXXXXXXXXX	NC	P	1	C	B	C	B	A	A	C	A		Non-QM	1
XXXXXXXXXX	4350095215	XXXXXXXXXX	XXXXXXXXXX	6329309	851	XXXXXXXXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Subject loan is $XXX,XXX.XX at XX% XXX **XXXXXXX XXXX XXXXXX for XXX >XX% is $XXX,XXX.XX. Subject approved XXXX amount $XXX,XXX.XX		Exception requested: XXXX amount is $XXXXXX vs program minimum requirement of $XXXXXX for XXX's > XX%. XX/XX/XXXX XXXXXXXXXXXX factors: XXXXXX score is XXX, XX points > program requirement of XXX; XXXXXXXX are XX.XX months, X.XX months > program requirement of X months; XXX is XX.XXX%, XX.XXX% < program maximum of XX.XX%; XXXXXXXX is a XXXXXXXXXX for XXXXXX XXXXXX XXX for over X years; XX public records and no late payments on credit report since earliest account inception XX/XXXX. Loan parameter changes: XXXX exception requested for: XXXX amount $XXXXXX vs program minimum requirement of $XXXXXX for XXX's > XX%. Exception approved with rate increase of .XX%, approved and signed by XXXXXX XXXXXXX; XXX XXXXX XXXXXX XXXXXXX and XXXXXXXXX pricing authorized by: XXXXXXX XXXX, XXX XXXXXXXXX XXXXXXXXX.				11/18/2021	B	2	XXXXXXXXXX	NC	P	1	C	B	C	B	A	A	C	A		Non-QM	1
XXXXXXXXXX	4350095217	XXXXXXXXXX	XXXXXXXXXX	6322805	902	XXXXXXXXXX	Compliance	Compliance		Compliance - Pending internal completion of TRID compliance review for disclosure timing and or fee tolerance comparisons. Additional conditions may apply.			Information provided			12/06/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	A	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095217	XXXXXXXXXX	XXXXXXXXXX	6322806	974	XXXXXXXXXX	Compliance	Compliance		Compliance - CD- Other Disclosures Section Incorrect		E XXXXXXXXX in XXXXXXX B is not paid to a company on the XXXX. Please provide a post XX with the fee moved to XXXXXXX C. If unable to provide a refund will be due.	Information provided			12/06/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	A	A	C	A	C	A		Non-QM	1
XXXXXXXXXX	4350095217	XXXXXXXXXX	XXXXXXXXXX	6330476	1108	XXXXXXXXXX	Valuation	UW Collateral TPR	UW Collateral TPR - UW - Second collateral evaluation is required.	Appraisal XXXX XXXXXX was not provided for the subject property as required by the guidelines.	CU score of X in file.	Reviewer 12/03/2021 10:31 AM; Guidelines require a collateral desktop review from XXXXX XXXXXXX or an XXXXXXXXX desk XXXXXX from XXX XXXX

 Reviewer 12/03/2021 10:48 AM; Guidelines require a  collateral desktop review from XXXXX XXXXXXX or an XXXXXXXXX desk XXXXXX from XXX XXXX

 Client 12/03/2021 11:43 AM; Uploaded XXX XXX that reflects a XXXX XXXXX of X. Per the XXXXXXXXXXXX guidelines XX.XX XXXXXXXXX XXXXXXXXX that any XXXX XXXXX that is X.X or less the XXX will be used as the secondary valuation.

 Client 12/03/2021 11:43 AM; Uploaded XXX XXX that reflects a XXXX XXXXX of X. Per the XXXXXXXXXXXX guidelines XX.XX XXXXXXXXX XXXXXXXXX that any XXXX XXXXX that is X.X or less the XXX will be used as the secondary valuation.

 Client 12/07/2021 09:42 AM; Please clear the XX XXXXX is X. Anything under X.X doe not need a secondary valuation.

 Reviewer 12/10/2021 09:03 AM; cleared XX/X

 Reviewer 12/10/2021 09:03 AM; cleared XX/X

 Reviewer 12/10/2021 09:25 AM; waived XX/X

																12/07/2021			A	1	XXXXXXXXXX	FL	P	1	C	A	A	A	C	A	C	A		Non-QM	1